OTHER LIABILITIES - Other Plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) installment	Dec. 31, 2019 USD ($)
Basic Plan
Details of other plans
Percentage of Agnico Eagle's contribution for employees to a defined contribution plan (as a percent)	5.00%
Agnico Eagle's contribution amount to a defined contribution plan	$ 13.6	$ 13.3
Supplemental Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 1.3	1.5
Percentage of Agnico Eagle's contribution for designated executives to a defined contribution plan (as a percent)	10.00%
Net contribution plan liability in relation to plan	$ 11.5	11.5
Number of pension payable in annual installments | installment	5
Key management personnel | Basic Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 0.3	0.2
Key management personnel | Supplemental Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 1.2	$ 1.0